Land Use Rights And Yew Forest Assets (Details)	12 Months Ended
Dec. 31, 2013 acre
Yew tree forests and underlying land [Member]
Components of land and yew forest use rights
Area of land use rights (Metric"Mu")	2,565
Parcel A [Member] | Developing Forest Land [Member]
Components of land and yew forest use rights
Useful life	50 years
Acquisition date	3/2004
Expiration date	3/2054
Area of land use rights (Metric"Mu")	125
Parcel B [Member] | Developing Forest Land [Member]
Components of land and yew forest use rights
Useful life	50 years
Acquisition date	4/2004
Expiration date	4/2054
Area of land use rights (Metric"Mu")	400
Parcel C [Member] | Yew tree forests
Components of land and yew forest use rights
Useful life	30 years
Acquisition date	3/2005
Expiration date	3/2035
Area of land use rights (Metric"Mu")	361
Parcel D [Member] | Yew tree forests and underlying land [Member]
Components of land and yew forest use rights
Useful life	50 years
Acquisition date	1/2008
Expiration date	12/2058
Area of land use rights (Metric"Mu")	290
Parcel E [Member] | Yew tree forests and underlying land [Member]
Components of land and yew forest use rights
Useful life	45 years
Acquisition date	3/2010
Expiration date	3/2055
Area of land use rights (Metric"Mu")	15,865
Parcel F [Member] | Undeveloped forest land [Member]
Components of land and yew forest use rights
Useful life	16 years
Acquisition date	7/2012
Expiration date	3/2028
Area of land use rights (Metric"Mu")	148
Parcel G [Member] | Yew tree forests and underlying land [Member]
Components of land and yew forest use rights
Useful life	22 years
Acquisition date	4/2006
Expiration date	1/2028
Area of land use rights (Metric"Mu")	5
Parcel H [Member] | Yew tree forests and underlying land [Member]
Components of land and yew forest use rights
Useful life	38 years
Acquisition date	11/2013
Expiration date	11/2051
Area of land use rights (Metric"Mu")	2,565